SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 22, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Textual)
Professional Fees		$ 123,608	$ 111,073	$ 255,332	$ 271,718
Cash, FDIC Insured Amount		250,000		250,000
Cash, Uninsured Amount		0		11,436	0
Inventory, Net		371
Research and development expense		96,390	22,290	103,616	210,206
Selling and Marketing Expense		$ 40,584	47,792	$ 95,165	$ 93,190
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)		2,302,250		1,502,250	402,250
Tax benefit percentage				0.30%	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				21.00%	21.00%
Operating Leases, Rent Expense		$ 11,638	$ 22,060	$ 85,771	$ 58,301
Right-of-use assets and liabilities leases term				12 months
Owned subsidiary, percentage		100.00%
Depreciation expense		$ 341		$ 1,330	$ 656
Computer Equipment [Member]
Significant Accounting Policies (Textual)
Useful Lives		3 years		3 years
Minimum [Member]
Significant Accounting Policies (Textual)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Operating Leases, Rent Expense				$ 200
Maximum [Member]
Significant Accounting Policies (Textual)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Operating Leases, Rent Expense				$ 3,200